Filed with the U.S. Securities and Exchange Commission on May 15, 2020
1933 Act Registration File No. 333-108394
1940 Act File No. 811-21422
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 181
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 182
(Check appropriate box or boxes.)
Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7385

Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	On ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

  Explanatory Note:
This Post-Effective Amendment (“PEA”) No. 181 to the Registration Statement of Miller Opportunity Trust on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 178 on Form N‑1A filed on April 29, 2020. This PEA No. 181 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 178 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 181 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 181 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 15th day of May, 2020.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 181 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

John C. Chrystal*	Trustee	May 15, 2020
John C. Chrystal

Albert J. DiUlio, S.J.*	Trustee	May 15, 2020
Albert J. DiUlio, S.J.

Harry E. Resis*	Trustee	May 15, 2020
Harry E. Resis

/s/ Christopher E. Kashmerick	Trustee	May 15, 2020
Christopher E. Kashmerick

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	May 15, 2020
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer	May 15, 2020
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		May 15, 2020
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE